Revenues - Schedule of Company’s Revenues Disaggregated by Service Lines (Details)	6 Months Ended
	Jun. 30, 2026 SGD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 SGD ($)
Schedule of Company’s Revenues Disaggregated by Service Lines [Line Items]
Total operating revenues	$ 2,478,799	$ 1,915,166
Digital Marketing Services [Member] | Related Parties [Member]
Schedule of Company’s Revenues Disaggregated by Service Lines [Line Items]
Total operating revenues
Digital Marketing Services [Member] | Third Parties [Member]
Schedule of Company’s Revenues Disaggregated by Service Lines [Line Items]
Total operating revenues	$ 2,478,799	$ 1,915,166